Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 10,778,000
Operating loss carryforwards, valuation allowance	0
Adjustment for uncertain tax positions or unrecognized income tax benefits	0	$ 0
Unrecognized tax benefits, income tax interest and penalties	0	$ 0
Net operating loss carryforward subject to expiration	$ 450,000
Net operating loss carryforward, expiration year	2030
Net operating loss carryforward not subject to expiration	$ 10,328,000